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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen North Carolina Municipal Bond Fund, for the quarter ended May 31, 2008. This one series have a August 31 fiscal year end.
Date of reporting period: May 31, 2008

Item 1 – Schedule of Investments

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 0.7%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,828,145

CONTINUING CARE RETIREMENT COMMUNITY 4.4%
North Carolina Med. Care Commission Hlth. Care Facs. RB, First Mtge., Glenaire Proj., 5.75%, 07/01/2019 ##	1,750,000	1,750,630
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,699,125
Ser. C, 4.65%, 10/01/2034	2,000,000	1,994,760
First Mtge. Southminster Proj., Ser. A:
5.35%, 10/01/2020	1,730,000	1,716,004
5.45%, 10/01/2022	600,000	594,600
5.625%, 10/01/2027	5,650,000	5,665,764
Givens Estates Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,469,230

		17,890,113

EDUCATION 4.5%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 7.78%, 12/01/2036 +	10,000,000	10,672,400
University of North Carolina Charlotte RB, Ser. B, 5.00%, 04/01/2036	7,275,000	7,494,560

		18,166,960

ELECTRIC REVENUE 17.2%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,378,100
6.50%, 01/01/2018	3,750,000	4,287,750
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	1,973,522
Ser. B, 6.00%, 01/01/2022	5,415,000	5,983,575
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	12,402,696
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.00%, 01/01/2023	4,110,000	4,101,369
5.00%, 01/01/2024	3,000,000	2,993,430
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,784,744
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	14,160,169
Ser. B:
6.375%, 01/01/2013	5,000,000	5,300,200
6.50%, 01/01/2020	9,000,000	9,436,500

		69,802,055

GENERAL OBLIGATION – STATE 27.9%
North Carolina GO, Pub. Impt., Ser. A:
5.00%, 03/01/2017	20,000,000	21,619,200
5.00%, 03/01/2020	50,000,000	53,237,500
5.25%, 03/01/2023	15,000,000	16,798,350
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,315,000	2,420,657
Pub. Impt., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,088,576
Washington Fuel Sales Tax GO, Ser. F, 0.00%, 12/01/2023 ¤	10,000,000	4,707,100

		112,871,383

HOSPITAL 10.0%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,308,600
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,744,350
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,181,900
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	153,255
North Carolina Hlth. Care Facs. RB, Nash Hlth. Care Sys., 5.50%, 11/01/2026	1,000,000	1,054,310

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Johnston Mem. Hosp. Auth. RB, Johnston Mem. Hosp. Proj., Ser. A, 5.25%, 10/01/2036 #	$3,000,000	$3,085,680
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,828,940
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,490,061
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,040,600
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,130,915
5.75%, 10/01/2019	1,090,000	1,068,592
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	7,250,000	7,249,783

		40,336,986

HOUSING 2.6%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	325,000	326,271
North Carolina HFA RB:
Ser. 08-A:
5.95%, 01/01/2027	400,000	403,212
6.00%, 07/01/2011	355,000	362,284
6.10%, 07/01/2013	410,000	415,518
Ser. 09-A:
5.60%, 07/01/2016	2,350,000	2,375,803
5.875%, 07/01/2031	4,295,000	4,307,284
Ser. 14-A, 4.70%, 07/01/2013	1,350,000	1,362,177
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,015,000	1,040,700

		10,593,249

INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	3,000,000	2,942,730
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	7,380,000	5,862,377
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,579,275
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	980,780
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,428,289

		20,793,451

LEASE 10.5%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,207,263
5.50%, 08/01/2017	10,390,000	11,327,074
5.50%, 08/01/2018	5,800,000	6,317,650
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	890,000	925,440
Ser. B, 5.25%, 12/01/2011	1,485,000	1,575,852
Mooresville, NC COP, 5.00%, 09/01/2032	10,000,000	10,021,300
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,124,698

		42,499,277

MISCELLANEOUS REVENUE 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,066,550

PRE-REFUNDED 3.4%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,003,237
Ser. D:
5.50%, 06/01/2020	1,090,000	1,168,142
5.50%, 06/01/2025	3,000,000	3,215,070

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	$3,910,000	$4,442,425
University of North Carolina Sys. Pool RB, 5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,134,410

		13,963,284

SPECIAL TAX 4.0%
Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2018	15,000,000	16,085,250

TRANSPORTATION 4.7%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	10,723,500
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,219,855

		18,943,355

WATER & SEWER 2.4%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,517,950
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,129,200
Puerto Rico Aqueduct & Sewer Auth. RRB, Ser. A, 6.00%, 07/01/2038	2,500,000	2,643,250
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,383,768

		9,674,168

Total Municipal Obligations (cost $390,326,096)		399,514,226

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.82% q ø ## (cost $1,529,283)	1,529,283	1,529,283

Total Investments (cost $391,855,379) 99.0%		401,043,509
Other Assets and Liabilities 1.0%		4,164,768

Net Assets 100.0%		$405,208,277

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
+	Inverse floating-rate security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2008:

North Carolina	78.7%
Puerto Rico	13.5%
Minnesota	1.8%
South Carolina	1.8%
Florida	1.3%
Virgin Islands	1.3%
Washington	1.2%
Non-state specific	0.4%

100.0%

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $391,855,379. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,307,086 and $3,118,956, respectively, with a net unrealized appreciation of $9,188,130.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140 ”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

By:
Kasey Phillips Principal Financial Officer

Date: July 30, 2008